Equity - Additional Information (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Stockholders Equity Note [Line Items]
Appropriated legal reserve included in retained earnings	¥ 18,510
Amount of statutory retained earnings available for the payment of dividends	748,606
Dividends payable, per share	¥ 60
Dividends payable	11,006
Dividends payable date	Jun. 27, 2013
Dividends approval date	Jun. 26, 2013
Equity in retained earnings or deficits of affiliates and unconsolidated subsidiaries	¥ (2,079)